UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Parametric

1-to-10 Year Laddered Corporate Bond Fund

Semiannual Report

February 29, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 29, 2020

Parametric

1-to-10 Year Laddered Corporate Bond Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	20

Important Notices	21

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Performance1,2

Portfolio Managers Thomas H. Luster, CFA, Maria C. Cappellano, Bernard Scozzafava, CFA and Dan Codreanu, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/27/2016	09/27/2016	3.11%	10.81%	—	3.94%
Class A with 2.25% Maximum Sales Charge	—	—	0.76	8.35	—	3.25
Class I at NAV	09/27/2016	09/27/2016	3.14	10.98	—	4.17

Bloomberg Barclays U.S. Intermediate Corporate Bond Index	—	—	3.35%	10.46%	3.92%	4.09%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.92%	1.67%
Net					0.65	0.40

% Distribution Rates/Yields[4]					Class A	Class I

Distribution Rate					2.54%	2.79%

SEC 30-day Yield – Subsidized					1.69	1.98
SEC 30-day Yield – Unsubsidized					0.34	0.80

Fund Profile

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

1- to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one to ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”) S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective November 1, 2019, the Fund is managed by Thomas H. Luster, Maria C. Cappellano, Bernard Scozzafava and Dan Codreanu.

The Fund’s investment adviser, Eaton Vance Management, is a wholly-owned subsidiary of Eaton Vance Corp. (EVC). The Board of Trustees of the Fund approved the delegation of the day-to-day investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an indirect wholly-owned subsidiary of EVC effective February 7, 2020. On such date, Parametric became the sub-adviser of the Fund. Accordingly, effective February 7, 2020, the name of Parametric 1-to-10 Year Laddered Corporate Bond Fund was changed from Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund. There was no change in portfolio management activities for the Fund as a result of the foregoing. The Fund’s portfolio managers became employees of Parametric in connection with these changes.

3

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 –2/29/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$3.28	**	0.65%
Class I	$1,000.00	$1,031.40	$2.02	**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.27	**	0.65%
Class I	$1,000.00	$1,022.90	$2.01	**	0.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 93.7%
Security	Principal Amount (000’s omitted)	Value

Aerospace & Defense — 1.4%

Hexcel Corp., 4.70%, 8/15/25	$86	$96,250

Northrop Grumman Corp., 2.93%, 1/15/25	130	137,737

		$233,987

Agriculture — 1.1%

Reynolds American, Inc., 4.45%, 6/12/25	$173	$191,126

		$191,126

Apparel — 1.2%

Tapestry, Inc., 4.125%, 7/15/27	$201	$212,048

		$212,048

Auto Manufacturers — 1.1%

General Motors Financial Co., Inc., 3.55%, 7/8/22	$86	$88,801

General Motors Financial Co., Inc., 3.70%, 11/24/20	93	93,815

		$182,616

Auto Parts & Equipment — 0.4%

Aptiv PLC, 4.35%, 3/15/29	$60	$69,195

		$69,195

Banks — 9.8%

Bank of America Corp., 4.45%, 3/3/26	$178	$201,068

CIT Group, Inc., 5.00%, 8/1/23	194	207,500

Citigroup, Inc., 2.312% to 11/4/21, 11/4/22(1)	15	15,137

Citigroup, Inc., 2.70%, 10/27/22	145	149,308

Goldman Sachs Group, Inc. (The), 4.223% to 5/1/28, 5/1/29(1)	136	154,327

JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	126	137,626

KeyCorp, 2.55%, 10/1/29	133	136,100

Morgan Stanley, 3.125%, 1/23/23	114	119,005

Royal Bank of Canada, 4.65%, 1/27/26	170	196,722

Santander Holdings USA, Inc., 3.50%, 6/7/24	154	162,045

Sumitomo Mitsui Financial Group, Inc., 2.75%, 1/15/30	200	207,407

		$1,686,245

Beverages — 2.4%

Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25	$120	$133,611

Constellation Brands, Inc., 2.70%, 5/9/22	146	149,443

Keurig Dr Pepper, Inc., 2.55%, 9/15/26	125	127,844

		$410,898

Security	Principal Amount (000’s omitted)	Value

Biotechnology — 1.9%

Amgen, Inc., 2.60%, 8/19/26	$159	$168,321

Gilead Sciences, Inc., 2.95%, 3/1/27	154	164,180

		$332,501

Building Materials — 1.0%

Owens Corning, 3.40%, 8/15/26	$138	$144,611

Owens Corning, 3.95%, 8/15/29	21	23,382

		$167,993

Chemicals — 4.8%

DuPont de Nemours, Inc., 4.493%, 11/15/25	$120	$135,355

Huntsman International, LLC, 4.50%, 5/1/29	188	207,141

LYB International Finance II B.V., 3.50%, 3/2/27	140	152,021

Sherwin-Williams Co. (The), 3.125%, 6/1/24	114	121,237

Westlake Chemical Corp., 3.60%, 8/15/26	133	142,321

Yara International ASA, 4.75%, 6/1/28(2)	56	63,525

		$821,600

Commercial Services — 2.7%

Ashtead Capital, Inc., 4.00%, 5/1/28(2)	$200	$202,144

IHS Markit, Ltd., 3.625%, 5/1/24	100	106,143

United Rentals North America, Inc., 3.875%, 11/15/27	157	158,861

		$467,148

Computers — 0.8%

Apple, Inc., 2.05%, 9/11/26	$133	$136,496

		$136,496

Diversified Financial Services — 11.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21	$150	$156,330

Air Lease Corp., 2.30%, 2/1/25	150	150,209

Air Lease Corp., 3.875%, 7/3/23	102	107,656

Ally Financial, Inc., 3.875%, 5/21/24	145	152,409

Ally Financial, Inc., 4.125%, 3/30/20	96	96,289

BlackRock, Inc., 3.375%, 6/1/22	230	240,810

BrightSphere Investment Group, Inc., 4.80%, 7/27/26	80	87,484

Brookfield Finance, Inc., 3.90%, 1/25/28	86	95,347

Capital One Financial Corp., 3.45%, 4/30/21	203	207,170

Discover Financial Services, 3.85%, 11/21/22	105	111,092

E*TRADE Financial Corp., 4.50%, 6/20/28	73	84,801

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	50,040

5	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Synchrony Financial, 2.85%, 7/25/22	$50	$51,153

Synchrony Financial, 4.25%, 8/15/24	46	49,483

TD Ameritrade Holding Corp., 2.95%, 4/1/22	147	150,770

Western Union Co. (The), 2.85%, 1/10/25	147	151,259

		$1,942,302

Electric — 4.7%

Dominion Energy, Inc., 3.90%, 10/1/25	$118	$130,147

Duke Energy Corp., 3.40%, 6/15/29	154	169,434

Evergy, Inc., 2.45%, 9/15/24	133	136,944

Georgia Power Co., 2.85%, 5/15/22	235	242,648

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)	45	45,395

Vistra Energy Corp., 8.125%, 1/30/26(2)	79	83,543

		$808,111

Electronics — 3.0%

Amphenol Corp., 2.80%, 2/15/30	$133	$136,906

Jabil, Inc., 3.60%, 1/15/30	75	76,926

Jabil, Inc., 3.95%, 1/12/28	157	170,985

Trimble, Inc., 4.90%, 6/15/28	116	131,581

		$516,398

Food — 1.9%

Kraft Heinz Foods Co., 3.375%, 6/15/21	$22	$22,196

Smithfield Foods, Inc., 2.65%, 10/3/21(2)	136	137,236

Sysco Corp., 2.60%, 6/12/22	160	164,033

		$323,465

Gas — 0.6%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$104,219

		$104,219

Healthcare—Products — 0.9%

Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	$150	$155,328

		$155,328

Healthcare—Services — 2.8%

Anthem, Inc., 2.50%, 11/21/20	$50	$50,262

Anthem, Inc., 2.875%, 9/15/29	149	153,530

Centene Corp., 3.375%, 2/15/30(2)	24	24,030

Centene Corp., 4.25%, 12/15/27(2)	72	74,207

Security	Principal Amount (000’s omitted)	Value

Healthcare—Services (continued)

HCA, Inc., 4.125%, 6/15/29	$67	$73,744

MEDNAX, Inc., 5.25%, 12/1/23(2)	100	98,083

		$473,856

Home Builders — 1.6%

Lennar Corp., 4.125%, 1/15/22	$155	$158,599

Lennar Corp., 4.75%, 4/1/21	109	110,970

		$269,569

Insurance — 4.1%

Aon Corp., 4.50%, 12/15/28	$113	$131,032

Athene Holding, Ltd., 4.125%, 1/12/28	151	160,865

Brown & Brown, Inc., 4.50%, 3/15/29	75	86,225

Lincoln National Corp., 4.00%, 9/1/23	155	167,586

Principal Financial Group, Inc., 3.70%, 5/15/29	74	84,250

Principal Life Global Funding II, 3.00%, 4/18/26(2)	70	74,783

		$704,741

Internet — 1.8%

Amazon.com, Inc., 2.40%, 2/22/23	$147	$151,479

Netflix, Inc., 5.375%, 11/15/29(2)	120	130,686

Netflix, Inc., 5.50%, 2/15/22	20	21,019

		$303,184

Iron & Steel — 0.7%

Nucor Corp., 4.00%, 8/1/23	$105	$113,084

		$113,084

Lodging — 0.8%

Marriott International, Inc., 4.15%, 12/1/23	$120	$130,319

		$130,319

Machinery—Construction & Mining — 1.3%

Caterpillar Financial Services Corp., 2.65%, 5/17/21	$223	$226,161

		$226,161

Machinery—Diversified — 2.5%

CNH Industrial Capital, LLC, 4.20%, 1/15/24	$61	$66,571

John Deere Capital Corp., 2.95%, 4/1/22	219	226,618

nVent Finance S.a.r.l., 4.55%, 4/15/28	120	132,194

		$425,383

6	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Media — 1.7%

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.50%, 2/1/24	$141	$153,167

Discovery Communications, LLC, 2.95%, 3/20/23	140	144,846

		$298,013

Oil & Gas — 3.7%

Hess Corp., 4.30%, 4/1/27	$126	$132,950

Newfield Exploration Co., 5.625%, 7/1/24	201	218,953

Occidental Petroleum Corp., 3.20%, 8/15/26	133	135,521

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	147	141,992

		$629,416

Oil & Gas Services — 1.9%

Halliburton Co., 3.80%, 11/15/25	$140	$153,644

National Oilwell Varco, Inc., 2.60%, 12/1/22	26	26,262

National Oilwell Varco, Inc., 3.60%, 12/1/29	144	146,615

		$326,521

Packaging & Containers — 0.9%

Ball Corp., 5.00%, 3/15/22	$150	$157,008

		$157,008

Pharmaceuticals — 3.0%

AstraZeneca PLC, 2.375%, 11/16/20	$150	$150,952

Becton Dickinson and Co., 3.734%, 12/15/24	182	197,261

CVS Health Corp., 3.25%, 8/15/29	12	12,612

CVS Health Corp., 4.30%, 3/25/28	140	156,778

		$517,603

Pipelines — 2.1%

Energy Transfer Operating, L.P., 4.95%, 6/15/28	$79	$87,120

Kinder Morgan, Inc., 3.15%, 1/15/23	105	108,991

Plains All American Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	36	35,489

Plains All American Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	123	134,075

		$365,675

Private Equity — 0.4%

KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(2)	$67	$74,187

		$74,187

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 4.1%

Boston Properties, L.P., 3.85%, 2/1/23	$187	$198,753

Crown Castle International Corp., 3.20%, 9/1/24	133	140,312

Equinix, Inc., 5.375%, 5/15/27	133	143,540

GLP Capital, L.P./GLP Financing II, Inc., 5.25%, 6/1/25	147	164,881

Iron Mountain, Inc., 4.375%, 6/1/21(2)	33	32,960

SITE Centers Corp., 4.625%, 7/15/22	22	23,439

		$703,885

Retail — 3.2%

AutoZone, Inc., 3.75%, 6/1/27	$70	$77,950

Best Buy Co., Inc., 4.45%, 10/1/28	155	176,350

Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	65	66,489

Nordstrom, Inc., 4.00%, 3/15/27	95	101,324

Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	118	121,087

		$543,200

Semiconductors — 1.8%

Microchip Technology, Inc., 3.922%, 6/1/21	$73	$74,913

NXP B.V./NXP Funding, LLC, 5.35%, 3/1/26(2)	44	50,656

QUALCOMM, Inc., 2.60%, 1/30/23	68	70,162

QUALCOMM, Inc., 3.00%, 5/20/22	105	108,821

		$304,552

Software — 0.9%

Microsoft Corp., 2.00%, 8/8/23	$149	$152,666

		$152,666

Telecommunications — 2.6%

AT&T, Inc., 2.625%, 12/1/22	$140	$143,812

AT&T, Inc., 3.80%, 2/15/27	94	102,952

Verizon Communications, Inc., 4.125%, 3/16/27	179	204,352

		$451,116

Transportation — 0.8%

CSX Corp., 3.35%, 11/1/25	$121	$131,302

		$131,302

Total Corporate Bonds & Notes (identified cost $15,414,233)		$16,063,117

7	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.75%(3)	967,125	$967,319

Total Short-Term Investments (identified cost $967,293)		$967,319

Total Investments — 99.3% (identified cost $16,381,526)		$17,030,436

Other Assets, Less Liabilities — 0.7%		$115,759

Net Assets — 100.0%		$17,146,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $1,141,475 or 6.7% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

8	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	February 29, 2020

Unaffiliated investments, at value (identified cost, $15,414,233)	$16,063,117

Affiliated investment, at value (identified cost, $967,293)	967,319

Interest receivable	146,356

Dividends receivable from affiliated investment	261

Receivable for investments sold	11,577

Receivable from affiliates	15,908

Total assets	$17,204,538

Liabilities

Payable for Fund shares redeemed	$1,783

Payable to affiliates:

Investment adviser and administration fee	4,139

Distribution and service fees	193

Accrued expenses	52,228

Total liabilities	$58,343

Net Assets	$17,146,195

Sources of Net Assets

Paid-in capital	$16,649,979

Distributable earnings	496,216

Total	$17,146,195

Class A Shares

Net Assets	$1,596,771

Shares Outstanding	152,846

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.45

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$10.69

Class I Shares

Net Assets	$15,549,424

Shares Outstanding	1,489,239

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.44

On sales of $100,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 29, 2020

Interest	$197,802

Dividends from affiliated investment	5,493

Total investment income	$203,295

Expenses

Investment adviser and administration fee	$19,895

Distribution and service fees

Class A	1,083

Trustees’ fees and expenses	616

Custodian fee	12,024

Transfer and dividend disbursing agent fees	1,606

Legal and accounting services	24,262

Printing and postage	5,979

Registration fees	16,178

Miscellaneous	4,473

Total expenses	$86,116

Deduct —

Allocation of expenses to affiliates	$60,165

Total expense reductions	$60,165

Net expenses	$25,951

Net investment income	$177,344

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$41,130

Investment transactions — affiliated investment	115

Net realized gain	$41,245

Change in unrealized appreciation (depreciation) —

Investments	$240,598

Investments — affiliated investment	62

Net change in unrealized appreciation (depreciation)	$240,660

Net realized and unrealized gain	$281,905

Net increase in net assets from operations	$459,249

10	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

From operations —

Net investment income	$177,344	$293,088

Net realized gain (loss)	41,245	(106,233)

Net change in unrealized appreciation (depreciation)	240,660	645,338

Net increase in net assets from operations	$459,249	$832,193

Distributions to shareholders —

Class A	$(11,596)	$(21,156)

Class I	(167,556)	(276,146)

Total distributions to shareholders	$(179,152)	$(297,302)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$791,159	$121,444

Class I	5,981,857	2,347,396

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	11,596	21,156

Class I	167,556	262,760

Cost of shares redeemed

Class A	(13,353)	(16,447)

Class I	(478,839)	(3,806,710)

Net increase (decrease) in net assets from Fund share transactions	$6,459,976	$(1,070,401)

Net increase (decrease) in net assets	$6,740,073	$(535,510)

Net Assets

At beginning of period	$10,406,122	$10,941,632

At end of period	$17,146,195	$10,406,122

11	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Financial Highlights

	Class A
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Period Ended August 31, 2017(1)

Net asset value — Beginning of period	$10.270		$9.680	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.135		$0.291	$0.253	$0.195

Net realized and unrealized gain (loss)	0.182		0.595	(0.338)	0.012

Total income (loss) from operations	$0.317		$0.886	$(0.085)	$0.207

Less Distributions

From net investment income	$(0.137)		$(0.296)	$(0.245)	$(0.197)

Total distributions	$(0.137)		$(0.296)	$(0.245)	$(0.197)

Net asset value — End of period	$10.450		$10.270	$9.680	$10.010

Total Return(3)(4)	3.11	%(5)	9.34%	(0.84)%	2.11	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,597		$790	$619	$40

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.65	%(6)	0.65%	0.65%	0.65	%(6)

Net investment income	2.63	%(6)	2.97%	2.62%	2.13	%(6)

Portfolio Turnover	14	%(5)	42%	44%	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.96%, 1.27%, 1.07% and 2.89% of average daily net assets for the six months ended February 29, 2020, the years ended August 31, 2019 and 2018 and the period ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Financial Highlights — continued

	Class I
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Period Ended August 31, 2017(1)

Net asset value — Beginning of period	$10.270		$9.680	$10.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.146		$0.316	$0.268	$0.220

Net realized and unrealized gain (loss)	0.174		0.594	(0.338)	0.021

Total income (loss) from operations	$0.320		$0.910	$(0.070)	$0.241

Less Distributions

From net investment income	$(0.150)		$(0.320)	$(0.270)	$(0.221)

Total distributions	$(0.150)		$(0.320)	$(0.270)	$(0.221)

Net asset value — End of period	$10.440		$10.270	$9.680	$10.020

Total Return(3)(4)	3.14	%(5)	9.61%	(0.69)%	2.46	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,549		$9,616	$10,323	$9,999

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.40	%(6)	0.40%	0.40%	0.40	%(6)

Net investment income	2.86	%(6)	3.23%	2.74%	2.40	%(6)

Portfolio Turnover	14	%(5)	42%	44%	45	%(5)

(1)	For the period from the start of business, September 27, 2016, to August 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.96%, 1.27%, 1.07% and 2.89% of average daily net assets for the six months ended February 29, 2020, the years ended August 31, 2019 and 2018 and the period ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric 1-to-10 Year Laddered Corporate Bond Fund (formerly, Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $195,898 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at August 31, 2019, $99,171 are short-term and $96,727 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,378,917

Gross unrealized appreciation	$669,546

Gross unrealized depreciation	(18,027)

Net unrealized appreciation	$651,519

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.32% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended February 29, 2020, the investment adviser and administration fee amounted to $19,895 or 0.32% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement effective February 7, 2020, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after December 31, 2021. Pursuant to this agreement, EVM and Parametric were allocated $60,165 in total of the Fund’s operating expenses for the six months ended February 29, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 29, 2020, EVM earned $314 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal

15

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

underwriter, received no sales charge on sales of Class A shares for the six months ended February 29, 2020. EVD received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 amounted to $1,083 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $8,335,062 and $1,631,244, respectively, for the six months ended February 29, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	76,089	12,579

Issued to shareholders electing to receive payments of distributions in Fund shares	1,126	2,152

Redemptions	(1,300)	(1,665)

Net increase	75,915	13,066

Class I	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019

Sales	583,083	237,019

Issued to shareholders electing to receive payments of distributions in Fund shares	16,260	26,743

Redemptions	(46,780)	(393,605)

Net increase (decrease)	552,563	(129,843)

At February 29, 2020, EVM owned 33.5% of the value of the outstanding shares of the Fund.

16

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 29, 2020.

9  Investments in Affiliated Funds

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $967,319, which represents 5.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,176,589	$7,054,416	$(7,263,863)	$115	$62	$967,319	$5,493	967,125

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$16,063,117	$—	$16,063,117

Short-Term Investments	—	967,319	—	967,319

Total Investments	$—	$17,030,436	$—	$17,030,436

11  Name Change

Effective February 7, 2020, the name of Parametric 1-to-10 Year Laddered Corporate Bond Fund was changed from Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund. The name change was made in connection with Parametric’s becoming sub-adviser to the Fund as disclosed in Note 3.

12  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

17

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting held on December 10 and 11, 2019 (the “Meeting”), the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised by Eaton Vance Management or its affiliate, Boston Management and Research (together, “Eaton Vance”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve a new investment sub-advisory agreement between Eaton Vance Management (“EVM” or the “Adviser”) and Parametric Portfolio Associates, LLC (“PPA”), an affiliate of Eaton Vance, with respect to Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”), including its fee structure (the “New Sub-advisory Agreement”).

As of the date of the Meeting, the Board noted that EVM served as the investment adviser to the Fund pursuant to an investment advisory agreement between the Fund and the Adviser (the “Advisory Agreement”). The Board also noted that the Advisory Agreement provides that the Adviser may employ one or more investment sub-advisers to perform advisory services for the Fund, subject to required approvals, including by the Board. Based on information provided to the Board by Eaton Vance at the Meeting, the Board’s approval of the New Sub-advisory Agreement permits PPA to be appointed as a sub-adviser to the Fund and enables the Fund to continue its investment program. The Board noted that EVM and PPA are each indirect wholly-owned subsidiaries of the same parent company, Eaton Vance Corp. (“EVC”).

At the Meeting, and prior to voting its approval of the New Sub-advisory Agreement, the Board received information from Eaton Vance regarding a strategic initiative previously announced by EVC whereby, among other initiates, members of Eaton Vance’s Tax-Advantaged Bond Strategies (“TABS”) division and Quantitative Strategies (“QS”) group would be joining PPA (the “Transition”). The Board considered information from Eaton Vance regarding the Transition, noting that the Transition was intended to strengthen EVC’s leadership positions in rules-based, systematic investment strategies. The Board received information that, in connection with the Transition, EVM would continue providing investment services to the Fund under the Advisory Agreement and PPA would provide portfolio management services to the Fund pursuant to the New Sub-advisory Agreement.

In considering the proposal to approve the New Sub-advisory Agreement, the Board reviewed information furnished for the Meeting, as well as information previously furnished throughout the year at the meetings of the Board and its committees. In this connection, the Board also considered information evaluated by the Board and its Contract Review Committee in determining to approve investment advisory and sub-advisory agreements for the Eaton Vance Funds at the meeting of the Board held on April 24, 2019 (the “2019 Annual Contract Renewal”). As part of this review, the Board considered information provided by Eaton Vance and its affiliates during the 2019 Annual Contract Renewal relating to the Board’s approval of the Advisory Agreement.

The Board was assured that the Transition would not result in, among other things, any changes to the nature or level of services currently being provided by EVM under the Advisory Agreement, which, following the Transition, would be provided collectively by EVM and PPA under the Advisory Agreement and the New Sub-advisory Agreement, respectively. In this regard, the Board considered the investment management related services that PPA will provide, as well as the ongoing services to be provided by EVM, including the background and experience of the portfolio management personnel who would continue to manage the Fund following the Transition. The Board considered that the individuals primarily responsible for providing portfolio management services to the Fund under the Advisory Agreement will continue to serve in substantially the same roles under the New Sub-advisory Agreement. The Board specifically noted that the terms of the New Sub-advisory Agreement are substantially similar to the terms of the standard form used by Eaton Vance with affiliated sub-advisers for other Eaton Vance Funds in the Eaton Vance complex. Accordingly, in addition to the information considered at the Meeting and at prior meetings of the Board, including in connection with the 2019 Annual Contract Renewal, the Board considered relevant information provided by Eaton Vance in connection with the approval of the Advisory Agreement, as well as approvals of sub-advisory agreements between Eaton Vance and PPA with respect to other Eaton Vance Funds.

Information considered by the Board relating to the New Sub-advisory Agreement included, among other things, the following (certain information was considered by the Board in connection with the 2019 Annual Contract Renewal):

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the sub-advisory fees to be paid by the Adviser to PPA;

•	Comparative information concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the portfolio management services to be provided by PPA under the New Sub-advisory Agreement, as well as the investment strategies and policies to be employed;

•	Information about PPA’s policies and practices with respect to trading, including their processes for seeking best execution of portfolio transactions;

18

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Board of Trustees’ Contract Approval — continued

Information about the Adviser and PPA

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing, as applicable, other mutual funds and/or investment accounts;

•	The Code of Ethics of PPA, together with information relating to compliance with, and the administration of, such code;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance by PPA, including descriptions of its various compliance programs and its record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates, including PPA;

•	A description of Eaton Vance’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters; and

Other Relevant Information

•	The terms of the New Sub-advisory Agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the New Sub-advisory Agreement, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the New Sub-advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the New Sub-advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided by PPA under the New Sub-advisory Agreement.

The Board considered PPA’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services under the New Sub-advisory Agreement. The Board considered the resources available to PPA in fulfilling its duties under the New Sub-advisory Agreement and the abilities and experience of PPA’s investment professionals in implementing the investment strategies of the Fund. In this regard, the Board noted that the individuals primarily responsible for providing portfolio management services to the Fund under the Advisory Agreement will continue to serve in substantially the same roles under the New Sub-advisory Agreement. The Board considered the abilities and experience of such investment professionals in analyzing factors relevant to investing in investment grade fixed income securities and employing laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of PPA as well as other factors, including the reputation and resources of PPA to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including PPA. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by PPA, taken as a whole, will be appropriate and consistent with the terms of the New Sub-advisory Agreement.

Performance, Management Fees, Profitability and Economies of Scale

The Board considered the fact that, as part of the 2019 Annual Contract Renewal with respect to the Fund, the Board had concluded that (i) the management fees payable to the Adviser were reasonable, (ii) the profits being realized by the Adviser and its affiliates were deemed not to be excessive, and (iii) the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser, and that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future. With respect to the performance of the Fund as part of the 2019 Annual Contract Renewal, the Board concluded that, in light of the Fund’s brief operating history, additional time is required to evaluate Fund performance. In considering whether to approve the New Sub-advisory Agreement, the Board considered the fact that both the Adviser and PPA are indirect wholly-owned subsidiaries of the same parent company, EVC. The Board also considered that the Transition is not expected to result in any change in the terms of the Advisory Agreement (including the fees payable thereunder), and that the Adviser will be responsible for the payment of all fees to PPA. Accordingly, the Board concluded that the appointment of PPA as a sub-adviser under the New Sub-advisory Agreement is not expected to adversely affect the performance of the Fund, the reasonableness of the management fees payable by the Fund, a portion of which will be paid by the Adviser to PPA, the profits to be realized by the Adviser and its affiliates, including PPA, in managing the Fund or the extent to which the Fund can be expected to benefit from economies of scale in the future.

19

Parametric

1-to-10 Year Laddered Corporate Bond Fund

February 29, 2020

Officers and Trustees

Officers of Parametric 1-to-10 Year Laddered Corporate Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric 1-to-10 Year Laddered Corporate Bond Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24973    2.29.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 23, 2020